Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating revenues	$ 290,831	$ 181,657
Gain on sale of assets and amortization of deferred gains	129	128
Other operating income (expenses), net	1,049	2,993
Operating expenses
Voyage expenses and commissions	63,445	55,011
Ship operating expenses	76,429	58,608
Charter hire expenses	46,698	29,454
Administrative expenses	7,357	6,128
Impairment loss on vessels	1,080	0
Depreciation	45,470	35,984
Total operating expenses	240,479	185,185
Net operating income (loss)	51,530	(407)
Other income (expenses)
Interest income	3,156	830
Interest expense	(36,507)	(27,118)
Equity results of associated companies	325	243
Gain (loss) on derivatives	7,931	(3,796)
Other financial items	(747)	455
Net other income (expenses)	(25,842)	(29,386)
Net income (loss) before tax	25,688	(29,793)
Income tax expense (credit)	25	47
Net income (loss)	$ 25,663	$ (29,840)
Per share information:
Loss per share: basic and diluted (in USD per share)	$ 0.18	$ (0.26)
Dividends (in USD per share)	$ 0.20	$ 0.00
Time charter revenues
Operating revenues	$ 159,645	$ 85,175
Voyage charter revenues
Operating revenues	130,021	95,821
Other revenues
Operating revenues	$ 1,165	$ 661